Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions. Therefore, the proximity of any awards to other significant corporate events is coincidental. We do not grant, and in 2024 did not grant, stock options in anticipation of the release of material non-public information (“MNPI”). We attempt to make equity awards during periods when we do not have MNPI that could impact our stock price and we do not time, and in 2024 did not time, the release of MNPI based on equity grant dates or for the purpose of affecting the value of executive compensation.
Award Timing Method	We attempt to make equity awards during periods when we do not have MNPI that could impact our stock price and we do not time, and in 2024 did not time, the release of MNPI based on equity grant dates or for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant, and in 2024 did not grant, stock options in anticipation of the release of material non-public information (“MNPI”).
MNPI Disclosure Timed for Compensation Value	true